Collection Period Ended
31-Oct-2013
Principal
Note
Payment
Factor
0.00
0.000000
43,479,167.88
0.334137
0.00
1.000000
0.00
1.000000
43,479,167.88
Interest & Principal
Payment
0.00
43,544,086.68
176,250.00
74,470.83
$43,794,807.51
Net Liquidation Proceeds
30,315.75
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
76,067.64
(3) Interest Distributable Amount Class A Notes
315,639.63
Principal Collections
44,651,522.90
(1) Total Servicing Fee
743,960.79
Interest Collections
2,121,639.00
Nonrecoverable Advances to the Servicer
0.00
Total
$315,639.63
Available Funds
Distributions
Class A-3 Notes
0.470000%
176,250.00
0.391667
0.391667
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Class A-1 Notes
0.230000%
0.00
0.000000
0.000000
Class A-2 Notes
0.370000%
64,918.80
0.129838
87.088173
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Pool Balance
1,650,866,041.78
892,752,948.30
847,755,197.96
Amount
Percentage
Adjusted Pool Balance
1,594,374,327.63
862,850,557.34
819,371,389.46
Yield Supplement Overcollateralization Amount
56,491,714.15
29,902,390.96
28,383,808.50
Total Note Balance
1,546,500,000.00
807,047,455.87
763,568,287.99
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Class A-3 Notes
450,000,000.00
450,000,000.00
450,000,000.00
0.000000
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Class A-1 Notes
450,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
500,000,000.00
210,547,455.87
167,068,287.99
86.958336
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Oct-2013
15-Nov-2013
30/360 Days
30
Distribution Date
15-Nov-2013
Interest Period of the Class A-1 Notes (from... to)
15-Oct-2013
15-Nov-2013 Actual/360 Days
1-Oct-2013
31-Oct-2013
Determination Date
13-Nov-2013
Record Date
14-Nov-2013
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
14
Collection Period (from... to)
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
Investment Earnings
plus Net Investment Earnings for the Collection Period
33.86
minus Net Investment Earnings
33.86
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Beginning Balance
3,985,935.82
Aggregate Principal Distributable Amount
43,479,167.88
43,479,167.88
plus top up Reserve Fund up to the Required Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
43,479,167.88
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
Interest Distributable Amount Class A Notes
315,639.63
315,639.63
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
43,479,167.88
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
64,918.80
64,918.80
0.00
thereof on Class A-3 Notes
176,250.00
176,250.00
0.00
Monthly Interest Distributable Amount
315,639.63
315,639.63
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
Total Servicing Fee
743,960.79
743,960.79
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Distribution
46,879,904.42
Distribution Detail
Due
Paid
Shortfall
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
46,879,904.42
(9) Excess Collections to Certificateholders
2,341,136.12
Investment Earnings
359.13
(6) Regular Principal Distributable Amount
43,479,167.88
Available Collections
46,879,904.42
(7) Additional Servicing Fee and Transition Costs
0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Principal Recoveries
75,183.74
Principal Net Losses
241,106.74
Cumulative Principal Net Losses
Principal Net Liquidation Proceeds
29,936.96
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.142%
Total
847,755,197.96
43,839
100.00%
2,340,882.67
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
346,227.44
61-90 Days Delinquent
1,002,681.29
34
0.12%
91-120 Days Delinquent
331,929.80
13
0.04%
Delinquency Profile *
Amount
31-60 Days Delinquent
3,276,989.30
126
0.39%
47.48
36.15
Percentage
Current
843,143,597.57
43,666
99.46%
Weighted Average Seasoning (months)
13.98
27.08
43,839
Pool Factor
51.35%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.88%
Weighted Average Number of Remaining Payments
Principal Gross Losses
Pool Balance beginning of Collection Period
892,752,948.30
346,227.44
Pool Balance end of Collection Period
847,755,197.96
Cutoff Date Pool Balance
1,650,866,041.78
Principal Collections attributable to Full Pay-offs
15,913,872.57
Principal Purchase Amounts
0.00
Investment Earnings for the Collection Period
359.13
44,979
Principal Collections
28,737,650.33
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
60,543
Net Investment Earnings on the Reserve Fund
33.86
Net Investment Earnings on the Collection Account
325.27